Commitments and Contingency (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 16, 2013	Oct. 18, 2013	Oct. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Leases (Textual)
Rent expense				$ 90,229	$ 56,387	$ 146,845	$ 112,582	$ 216,811	$ 217,817
Lease expiration date								Sep. 30, 2016
Share based compensation, options granted						5,750,000	5,750,000	5,750,000	5,750,000
Stock-based compensation ,vesting option				1,250,000		1,250,000		6,266,334	5,832,400
Litigation settlement amount	$ 1,700,000
James Orsini [Member]
Leases (Textual)
Litigation settlement amount								$ 10,000
Kurt Streams [Member]
Leases (Textual)
Lease expiration date		Nov. 01, 2018
Lease term		180 days
Annual Salary		$ 200,000
Share based compensation, options granted		25,000
Stock-based compensation ,vesting option			250,000
Options granted to purchase shares		750,000
Options granted exercise price			$ 0.62
Vesting rights description		The stock options shall vest annually in equal installments of 250,000 over a three year period commencing on November 1, 2014
Strike price		$ 0.62
Encinitas [Member]
Leases (Textual)
Lease expiration date								Jun. 30, 2014
Rogers [Member]
Leases (Textual)
Lease term						5 years
Jersey [Member]
Leases (Textual)
Lease expiration date						Nov. 30, 2018		Jun. 30, 2016
Lease expiration period of stores provided on additional rentals						5 years
Boise Office [Member]
Leases (Textual)
Lease term						38 months